SHARE-BASED COMPENSATION - Summary of share options outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Balance at the beginning of period	21,673
Balance at the end of period	21,673	21,673
Exercisable, at the end of period	21,673
Weighted average exercise price
Balance at the beginning of period	$ 0.30
Balance at the end of period	0.02	$ 0.30
Exercisable, at the end of period	0.02
Weighted Average grant date fair value per share
Balance at the beginning of period	3.17
Balance at the end of period	3.17	$ 3.17
Exercisable	$ 3.17
Weighted average remaining contractual years
Outstanding at the end of the period (in years)	6 years 4 months 2 days	6 years 4 months 2 days
Expected to vest at the end of the period (in years)	0 years
Exercisable at the end of the period (in years)	6 years 4 months 2 days
Weighted average intrinsic value
Outstanding at the end of the period (in dollars)	$ 0.58	$ 0.58
Exercisable at the end of the period (in dollars)	$ 0.58